Fair Value Measurements (Schedule Of The Carrying Amount And Estimated Fair Value Of The Company's Financial Instruments That Are Recorded At Fair Value On A Recurring Basis) (Details) (USD $)
In Millions, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Estimated Fair Value [Member]
Carrying amount and estimated fair value of the company's financial instrument
Total debt		$ 3,906	$ 3,982
Total debt	3,170	3,906
Recurring [Member] | Quoted Price In Active Markets (Level 1) [Member]
Financial Assets:
Deferred compensation trust assets	9	13	9
Investments in marketable securities	55	61	45
Total financial assets	64	74	54
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Investments in marketable securities	48	75	89
Total financial assets	48	75	89
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial Assets:
Derivative asset, Current		1
Total financial assets		1	2
Total financial liabilities	1
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fuel Swap Contracts [Member]
Financial Assets:
Derivative asset, Current		1	2
Derivative liability, Current	1
Carrying Value [Member]
Carrying amount and estimated fair value of the company's financial instrument
Total debt	3,059	3,906	3,924
Financial Assets:
Deferred compensation trust assets		9	9
Investments in marketable securities		136	134
Total financial assets		146	145
Carrying Value [Member] | Fuel Swap Contracts [Member]
Financial Assets:
Derivative asset, Current		1	2
Carrying Value [Member] | Recurring [Member]
Financial Assets:
Deferred compensation trust assets	9	13
Investments in marketable securities	103	136
Derivative asset, Current		1
Total financial assets	112	150
Total financial liabilities	1
Carrying Value [Member] | Recurring [Member] | Fuel Swap Contracts [Member]
Financial Assets:
Derivative liability, Current	$ 1